Consolidated Statements Of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 1,226.3	$ 1,361.8	$ 1,937.2
Interest and dividends on interest bearing deposits and investments	28.9	32.2	34.7
Interest income	1,255.2	1,394.0	1,971.9
Interest expense
Interest on long-term borrowings	(881.1)	(2,513.2)	(2,393.0)
Interest on deposits	(179.8)	(152.5)	(111.2)
Interest expense	(1,060.9)	(2,665.7)	(2,504.2)
Net interest revenue	194.3	(1,271.7)	(532.3)
Provision for credit losses	(64.9)	(51.4)	(269.7)
Net interest revenue, after credit provision	129.4	(1,323.1)	(802.0)
Non-interest income
Rental income on operating leases	1,897.4	1,900.8	1,785.6
Other income	381.3	614.7	954.2
Total non-interest income	2,278.7	2,515.5	2,739.8
Total revenue, net of interest expense and credit provision	2,408.1	1,192.4	1,937.8
Other expenses
Depreciation on operating lease equipment	(540.6)	(513.2)	(538.6)
Operating expenses	(970.2)	(894.0)	(860.7)
Maintenance and other operating lease expenses	(163.1)	(139.4)	(157.8)
Loss on debt extinguishments		(61.2)	(134.8)
Total other expenses	(1,673.9)	(1,607.8)	(1,691.9)
Income (loss) from continuing operations before provision for income taxes	734.2	(415.4)	245.9
Provision for income taxes	(83.9)	(116.7)	(157.0)
Income (loss) from continuing operations before attribution of noncontrolling interests before noncontrolling interests	650.3	(532.1)	88.9
Net income attributable to noncontrolling interests, after tax	(5.9)	(3.7)	(5.0)
Income from continuing operations	644.4	(535.8)	83.9
Income / (loss) from discontinued operation, net of taxes	31.3	(56.5)	(69.1)
Net income (loss)	$ 675.7	$ (592.3)	$ 14.8
Basic income per common share: Income from continuing operations	$ 3.21	$ (2.67)	$ 0.42
Basic income per common share: Income from discontinued operation, net of taxes	$ 0.16	$ (0.28)	$ (0.35)
Basic income per common share	$ 3.37	$ (2.95)	$ 0.07
Average number of common shares - basic (thousands)	200,503	200,887	200,678
Diluted income per common share: Income from continuing operations	$ 3.19	$ (2.67)	$ 0.42
Diluted income per common share: Income from discontinued operation, net of taxes	$ 0.16	$ (0.28)	$ (0.35)
Diluted income per common share	$ 3.35	$ (2.95)	$ 0.07
Average number of common shares - basic (thousands)	200,503	200,887	200,678
Average number of common shares - diluted	201,695	200,887	200,815
Dividends declared per common share	$ 0.10